United States
Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management
Investment Companies

Investment Company Act file number: 811-05807

Eagle Capital Growth Fund, Inc.
(Exact name of registrant as specified in charter)

225 East Mason Street, Suite 802, Milwaukee, WI 53202
(Address of principal executive offices) (zip code)

Luke E. Sims, President and Chief Executive Officer
Eagle Capital Growth Fund, Inc.
225 East Mason Street, Suite 802
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 765-1107

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS

Eagle Capital Growth Fund, Inc.
Semiannual Report

June 30, 2023

Top Ten Holdings as of June 30, 2023

Company	Market Value	Percentage of Portfolio

Berkshire Hathaway Inc. B	$9,036,500	21.6%

Markel Corp.	$2,309,911	5.5%

T. Rowe Price Group Inc.	$2,061,168	4.9%

Alphabet, Inc. A	$2,034,900	4.9%

Charles Schwab Corp.	$1,927,120	4.6%

Franklin Resources, Inc.	$1,869,700	4.5%

PepsiCo, Inc.	$1,852,200	4.4%

Illinois Tool Works Inc.	$1,751,120	4.2%

Diamond Hill Investment Group, Inc.	$1,640,369	3.9%

Colgate-Palmolive Company	$1,617,840	3.9%

Fellow Shareholders,

In the first six months of 2023, the market calmed from the prior year.  In contrast to the pessimism ending 2022, new enthusiasm was breathed into megacap technology stocks.  No longer perceived as slowing giants, these companies were reborn as artificial intelligence powerhouses.  With the trillion-dollar tech companies leading the way, the S&P 500 (total return) rose 16% while the Fund’s net asset value rose 5%.

Interest rates have traditionally served a fundamental purpose in the economy: providing capital to those borrowing the money while creating income for the savers who provide it.  The system is simple.

Then came the financial crisis of 2008-09.  Central banks dropped interest rates to near zero.  Savers were punished, receiving low returns on savings, in favor of borrowers who could use low-cost capital.  These zero rates persisted for almost 15 years.

A year ago, the US Federal Reserve began raising rates from zero to more than 5% today.    Both the magnitude and the speed of the interest rate increases are important.

The Fund’s portfolio is built, in part, to gain from higher interest rates.  That is, we invest in companies which, in the aggregate, have significant excess capital.  So, the zero-rate environment was punitive.  ADP and Paychex receive client capital in advance of paying client payrolls; insurance companies, like those in Markel and Berkshire Hathaway, receive payment upfront for future claims.  In general, Fund portfolio companies have been hampered by low interest rates.  We are not shedding any tears as the zero-interest rates depart; we are pleased that normalized rates have returned.

One side effect of the rise in interest rates is that fixed-rate investments fall in value.  There was a swoon in February, as banks which held fixed-rate investments were punished for the now-diminished value of their long duration fixed-rate investments.  [Query: who in their right mind would buy long duration fixed-rate securities with a yield of 2-3%?]  Banks explain the impairments as one-time artifacts of the rate reset, while critics assert that banks should have been more circumspect.  Both parties are partially correct.

There’s a strong incentive to accept the near-in-time benefit.  Banks chose the “small benefit now”, accepting the “medium loss later”.  We are aware of only one manager of a major financial company who anticipated and avoided the issue: Warren Buffett of Berkshire Hathaway.

With financial stocks suffering in February and March, we added investments in Schwab, already in the portfolio, and US Bank, a new portfolio company.  The share prices offered an opportunity to buy quality companies below intrinsic value.

There was an investment in 2023 that shareholders may easily have missed, as we bought it in March and sold it by May.  InterActive Corp (IAC) is an investment holding company with good management and clean financials.  In spite of that, IAC sold at a wide discount to book value.  After our purchase, the discount rapidly narrowed.  While we like the company, the rapid increase was enough to cause us to sell the position.  We continue to think highly of IAC and would welcome it back, at the right price.

Shareholders undoubtedly have observed the shift towards electronic communication.  The Fund, so far, has resisted this shift.  In 2023, the Fund was one of the few issuers sending out paper copies of Annual Reports and Proxy Statements.  Given the benefits of electronic communication, including less cost and waste, the Fund is ready to move in that direction.  So, this will be the last paper report distributed to shareholders, as the Fund moves to the new standard.  A paper notice sent in the mail notifying shareholders how to access the electronic copy will arrive early in 2024.  Shareholders will have the ability to opt out and request a paper copy, though we encourage shareholders to try the electronic format.

As always, we love hearing from our Fund shareholders.   As we remind you, we won’t comment on any Fund portfolio purchase or sale that hasn’t been publicly reported, or that is contemplated.   With that one caveat, all other topics are fair game.

Luke E. Sims		David C. Sims, CFA
Email:	luke@simscapital.com	Email:	dave@simscapital.com
Phone:	414/530-5680	Phone: 414/765-1107

July 14, 2023

Eagle Capital Growth Fund, Inc.
Statement of Assets and Liabilities
As of June 30, 2023 (unaudited)

Assets

Common stock--at market value (cost $21,046,252)	$39,108,400
Money market funds	2,432,466
Stock sales receivable	301,240
Dividends receivable	53,150
Prepaid fees	14,399
Total assets		$41,909,655

Liabilities
Accounts payable	$471
Investment advisor fee payable	29,678
Total liabilities		$30,149

Total net assets		$41,879,506

Shareholders’ Equity

Net Assets are Comprised of:
Paid-in capital
Common stock - $0.001 par value per share;	$23,638,642
50,000,000 shares authorized, outstanding 3,967,836 shares
Distributable earnings	18,240,864

Total net assets		$41,879,506

Net asset value per share		$10.55

See Notes to Financial Statements.

Eagle Capital Growth Fund, Inc.
Statement of Operations
For the Six Months Ended June 30, 2023 (unaudited)

Investment Income

Dividends	$297,049
Interest	55,004
Total investment income		$352,053

Expenses

Advisory fees	$150,457
Legal fees	7,203
Insurance	6,726
Transfer agent	22,824
Directors’ fees and expenses	44,875
Custodian fees	4,791
Listing fee	7,439
Other fees and expenses	10,009
Total expenses		$254,324

Net investment income			$97,729

Realized Gain and Change in Unrealized Appreciation on Investments

Realized gain on investments:
Net realized gain on investments		$64,922

Unrealized appreciation on investments:
Net change in unrealized appreciation on investments		$2,003,256
Net realized gain and change in unrealized appreciation on investments			$2,068,178

Net increase from operations			$2,165,907

See Notes to Financial Statements.

Eagle Capital Growth Fund, Inc.
Statements of Changes in Net Assets

	Year Ended December 31, 2022	Six Months Ended June 30, 2023
		(unaudited)
From Operations:

Net investment income	$81,389	$97,729
Net realized gain on investments	1,336,088	64,922
Net change in unrealized appreciation on investments	(3,223,386)	2,003,256

Net increase (decrease) from operations	(1,805,909)	2,165,907

Distributions to Shareholders from:

Distributions	(1,453,013)	-

From Capital Stock Transactions:

Reinvested capital from distribution of shares	623,319	-
Share repurchases	(680,000)	-

Decrease from capital stock transactions	(56,681)	-

Total Net Assets:

Beginning of period	43,029,202	39,713,598
End of period	$39,713,598	$41,879,506

Shares:

Shares outstanding at beginning of year	3,991,647	3,967,836
Shares issued, due to the distribution	61,189	-
Shares repurchased	(85,000)	-

Shares outstanding at end of period	3,967,836	3,967,836

See Notes to Financial Statements.

Eagle Capital Growth Fund, Inc.
Financial Highlights

For the periods ended December 31:	2018	2019	2020	2021	2022	2023 six months (unaudited)
Net asset value at beginning of year	$9.14	$8.15	$9.21	$9.53	$10.78	$10.01

Net investment income (A)	0.10	0.09	0.05	0.03	0.02	0.02
Net realized gain and unrealized appreciation (loss) on investments	(0.50)	1.61	0.82	2.15	(0.47)	0.52

Total from investment operations	(0.42)	1.70	0.87	2.18	(0.45)	0.54

Distribution from:
Net investment income	(0.08)	(0.07)	(0.06)	(0.02)	(0.03)	-
Realized gains	(0.45)	(0.49)	(0.49)	(0.95)	(0.34)	-
Total distributions	(0.53)	(0.56)	(0.55)	(0.97)	(0.37)	-

Impact of capital share transactions	(0.04)	(0.08)	-	0.04	0.05	-

Net asset value at end of period	$8.15	$9.21	$9.53	$10.78	$10.01	$10.55

Per share market price, end of period last traded price	$7.30	$8.02	$7.98	$9.51	$8.57	$8.60

Total Investment Return:

Average annual return, based on market value (B):	(1.44%)	18.13%	6.36%	30.70%	-6.57%	0.04%
Average annual return, based on net asset value:	(4.41%)	21.35%	10.75%	24.05%	-3.73%	11.08%

Net assets, end of period (000s omitted)	$31,712	$37,530	$38,842	$43,029	$39,714	$41,880

Ratios to average net assets (C):
Expenses to average net assets	1.34%	1.29%	1.30%	1.26%	1.36%	1.29%
Net investment income to average net assets	1.10%	0.95%	0.57%	0.30%	0.20%	0.47%

Portfolio turnover (annualized)	42%	26%	19%	5%	10%	13%
Average commission paid per share	$0.05	$0.05	$0.04	$0.01	$0.01	$0.01

(A) Per share calculations for net investment income and gains are calculated using the average shares outstanding.

(B) Market value return is computed based on market price of the Fund’s shares and excludes the effect of brokerage commissions.  Net asset value return is computed based on net asset value of the Fund’s shares and excludes the effect of brokerage commissions.  Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.  The six-month annualized return is the return from January 1, 2023, to June 30, 2023.

(C) Expense ratio does not reflect fees and expenses incurred by the Fund as a result of its investments in shares of investment companies. If fees for Fund investments in investment companies were included in the expense ratio, there would be no impact on the six-month period ending June 30, 2023. For the years ended December 31, 2018, 2019, 2020, and 2021, there would have been no increase in the expense ratio.  For the year ended December 31, 2022, the increase was less than 0.01%.

See Notes to Financial Statements.

Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of June 30, 2023) (unaudited)

Common Stock (94.1% of total investments)
Industry	Shares	Cost	Fair Value	Percent of Net Assets
Advertising
Alphabet, Inc. A*	17,000	$1,376,922	$2,034,900
MediaAlpha, Inc.*	9,876	166,690	101,822
			2,136,722	5.1%
Bank
JPMorgan Chase & Co	3,000	390,311	436,320
US Bancorp.	12,000	503,758	396,480
Wells Fargo & Co.	10,000	403,661	426,800
			1,259,600	3.0%
Brokerage
Charles Schwab Corp.	34,000	1,760,697	1,927,120
			1,927,120	4.6%
Conglomerate
Berkshire Hathaway Inc. B*	26,500	4,320,855	9,036,500
			9,036,500	21.7%
Consumer
Colgate-Palmolive Company	21,000	626,458	1,617,840
Procter & Gamble Company	2,000	145,879	303,480
			1,921,320	4.6%
Credit Card
Mastercard Inc	1,000	219,636	393,300
Visa Inc.	1,500	225,957	356,220
			749,520	1.8%
Data Processing
Automatic Data Processing, Inc.	3,000	82,775	659,370
Paychex, Inc.	6,000	140,075	671,220
			1,330,590	3.2%
Drug/Medical Device
Johnson & Johnson	4,000	45,500	662,080
Stryker Corp.	4,500	19,055	1,372,905
			2,034,985	4.9%
Food
Kraft Heinz Company	29,000	772,000	1,029,500
PepsiCo, Inc.	10,000	168,296	1,852,200
			2,881,700	6.9%
Industrial
Danaher Corporation	1,000	254,997	240,000
Illinois Tool Works Inc.	7,000	295,051	1,751,120
Waters Corp.*	2,000	100,780	533,080
			2,524,200	6.1%
Insurance
Markel Corp.*	1,670	1,296,670	2,309,911
			2,309,911	5.6%

See Notes to Financial Statements.

Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of June 30, 2023) (unaudited), continued

Industry	Shares	Cost	Fair Value	Percent of Net Assets
Mutual Fund Management
Diamond Hill Investment Group, Inc.	9,576	1,338,331	$1,640,369
Franklin Resources, Inc.	70,000	1,794,630	1,869,700
T. Rowe Price Group Inc.	18,400	2,399,683	2,061,168
			5,571,237	13.4%
Restaurant
Starbucks Corp.	12,000	588,432	1,188,720
			1,188,720	2.9%
Retail
AutoZone Inc.*	600	319,026	1,496,016
eBay Inc.	3,000	68,886	134,070
O’Reilly Automotive Inc.*	1,500	305,534	1,432,950
			3,063,036	7.4%
Technology Services
Amazon.com Inc.	9,000	915,707	1,173,240
			1,173,240	2.8%

Total common stock investments (Cost $20,733,197)			$39,108,400

Money Market Funds
Morgan Stanley Inst. Liq. Fund, Treasury,
Institutional Class, 4.94%**			$2,432,466
		2,432,466	$2,432,466	5.9%

Total investments (Cost $23,165,663)			$41,540,866
Other assets in excess of liabilities			12,863
Total net assets			$41,553,729

*Non-dividend paying security
**7-day yield

See Notes to Financial Statements.

Eagle Capital Growth Fund, Inc.
Notes to Financial Statements

(1)	Organization.

Eagle Capital Growth Fund, Inc., a Maryland corporation (“Fund”), began in 1989 with a total return investment objective.  The Fund is a diversified closed-end investment company subject to the Investment Company Act of 1940.  The Fund has opted into the Maryland Control Share Acquisition Act.

(2)	Significant Accounting Policies.

The Fund follows the accounting and reporting requirements of investment companies under ASC 946 (ASC 946-10-50-1) Financial Services- Investment Companies.  The policies followed by the Fund are in conformity with the accounting principles generally accepted in the United States of America (“GAAP”).

Dividends and distributions— Dividends and distributions paid to the Fund from portfolio investments are recorded on the ex-dividend date.  Investment security purchases and sales are accounted for on a trade date basis.  Interest income is accrued on a daily basis.  Realized gains and losses are determined using the specific identification method.

Investments— Investments in equity securities are valued at the closing market price as of the close of regular trading on the applicable valuation date.  If no such closing market price is available on the valuation date, the Fund uses the then most recent closing market price.

In the unlikely event that there is no current or recent closing market price for a portfolio security (whether equity or debt) traded in the over-the-counter market, then the Fund uses the most recent closing bid price.  If there is no closing bid price for a portfolio security for a period of ten (10) consecutive trading days, then the Fund’s Audit Committee or other appropriate committee shall determine the value of such illiquid security.  From inception to June 30, 2023, the Fund has not held a security which required an illiquid pricing valuation.

Consistent with Rule 2a-5 under the Investment Company Act of 1940, the Fund’s board analyzes the risks associated with pricing for and valuation of investments as well as the suitability of the investments held.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income taxes—The Fund intends to continue to comply with the general qualification requirements of the Internal Revenue Code applicable to regulated investment companies such as the Fund.  The Fund distributes annually at least 90% of its taxable income, including net long-term capital gains, to its shareholders.  In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year an amount equal to at least 98% of its net investment income and 98% of its net realized capital gains (including undistributed amounts from previous years).

As of and during the fiscal year ended December 31, 2022, the Fund did not have any liabilities for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense when incurred, reflected on the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  Management of the Fund has reviewed tax positions taken in tax year that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year-ends and the interim tax period since, at applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Eagle Capital Growth Fund, Inc.
Notes to Financial Statements

The following information is based upon the Federal income tax basis of portfolio investments as of June 30, 2023:

Gross unrealized appreciation	$18,891,852
Gross unrealized depreciation	(829,704)
Net unrealized appreciation	$18,062,148

Cost basis of securities on tax basis:	$23,779,958

At June 30, 2023, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$113,793
Unrealized appreciation on investments	18,062,148
Undistributed capital gain	64,921
Total accumulated earnings	$18,240,863

As of June 30, 2023, there were no book to tax differences in the cost of securities or components of distributable earnings.

Expenses—The Fund’s service providers bear all of their expenses in connection with the performance of their services.  The Fund bears all of its expenses incurred in connection with its operations including, but not limited to, investment advisory fees (as discussed in Note 3), legal and audit fees, taxes, insurance, shareholder reporting and other related costs.  As noted in Note 3, the Fund’s investment advisor, as part of its responsibilities under the Investment Advisory Agreement, is required to provide certain internal administrative services to the Fund at such investment advisor’s expense.  The Investment Advisory Agreement provides that the Fund may not incur annual aggregate expenses in excess of two percent (2%) of the first $10 million of the Fund’s average net assets, one and a half percent (1.5%) of the next $20 million of the average net assets, and one percent (1%) of the remaining average net assets for any fiscal year.  Any excess expenses are the responsibility of the investment advisor.

Repurchases—The Fund repurchases shares with the purpose of reducing total shares outstanding. The price paid for the repurchased shares is recorded to reduce common stock and paid-in capital.

Fair Value Accounting—Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provides a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.  All of the Fund’s investments are classified as Level 1.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset. These Level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.

Eagle Capital Growth Fund, Inc.
Notes to Financial Statements

(3)	Certain Service Providers Arrangements

Investment advisor—For its services under the Investment Advisory agreement, the investment advisor receives a monthly fee calculated at an annual rate of three-quarters of one percent (0.75%) of the weekly net asset value of the Fund, as long as the weekly net asset value is at least $3.8 million.  The investment advisor is not entitled to any compensation for any week in which the average weekly net asset value falls below $3.8 million.  Pursuant to the Investment Advisory Agreement, the investment advisor is required to provide certain internal administrative services to the Fund at the investment advisor’s expense.

Effective June 1, 2007, following shareholder approval of the Investment Advisory Agreement, Sims Capital Management LLC (“SCM”) began serving as the Fund’s investment advisor.  Pursuant to the Investment Advisory Agreement, SCM is responsible for the management of the Fund’s portfolio, subject to oversight by the Fund’s Board of Directors.  Luke E. Sims, a Director, President and Chief Executive Officer of the Fund and owner of more than five percent of the Fund’s outstanding shares,
owns 50% of SCM.   David C. Sims, the Chief Financial Officer, Chief Compliance Officer, Secretary, Treasurer, and Director of the Fund and the son of Luke E. Sims, owns the remaining 50% of SCM.

Custodian—US Bancorp serves as the Fund’s custodian pursuant to a custodian agreement. As the Fund’s custodian, US Bancorp receives fees and compensation of expenses for services provided including, but not limited to, an annual account charge and security transaction fees.

Transfer Agent— American Stock Transfer & Trust Company, recently renamed Equiniti Stock Transfer (“Equiniti”), serves as the Fund’s transfer agent and dividend disbursing agent.   Equiniti receives fees for services provided including, but not limited to, account maintenance fees, activity and transaction processing fees and reimbursement for its out-of-pocket expenses.   Equiniti also acts as the agent under the Fund’s Dividend Reinvestment and Cash Purchase Plan.

(4)	Dividend Reinvestment and Cash Purchase Plan.

The Fund has a Dividend Reinvestment and Cash Purchase Plan (“DRIP”) which allows shareholders to reinvest cash dividends and make cash contributions.  Pursuant to the terms of the DRIP, cash dividends may be used by the DRIP agent to either purchase shares from the Fund or in the open market, depending on the most favorable pricing available to DRIP participants.  Voluntary cash contributions from DRIP participants are used to purchase Fund shares in the open market.  A complete copy of the DRIP is available on the Fund’s website (www.eaglecapitalgrowthfund.com) or from Equiniti, the DRIP agent.

(5)	Fund Investment Transactions

Purchases and sales of securities, other than short-term securities, for the six-month period ended June 30, 2023, were $2,861,160 and $2,613,027, respectively.

(6)	Financial Highlights.

The Financial Highlights present a per share analysis of how the Fund’s net asset value has changed during the periods presented.  Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements.  The total investment return based on market value assumes that shareholders bought into the Fund at the market price and sold out of the Fund at the market price.  In reality, shareholders buy into the Fund at the asked price and sell out of the Fund at the bid price.  Therefore, actual returns may differ from the amounts shown.

(7)	Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date when these financial statements were published.  Based upon this evaluation, there were no items requiring adjustment of the financial statements or additional disclosure.

2023 Annual Shareholder Meeting

The Fund’s 2023 annual meeting of shareholders (“Annual Meeting”) was held on April 20, 2023, for the following purposes:

1.	To elect three (3) Directors to the Board.

2.	To ratify the selection of Cohen & Company, Ltd as the independent registered public accountants of the Fund for the calendar year ending December 31, 2023.

The following directors were elected under Proposal 1: Jason W. Allen, Robert M. Bilkie, and Phillip J. Hanrahan.

Under Proposal 2, shareholders ratified the selection of Cohen & Company, Ltd as independent registered public accountants for the Fund’s year ending December 31, 2023.

Tabulation Report
Proposal 1 – Election of Directors
	For	Withheld
Jason W. Allen	2,440,320	32,186
Robert M. Bilkie	2,441,611	30,894
Phillip J. Hanrahan	2,420,267	52,236

Proposal 2 –  Selection of Cohen & Company, Ltd
For	Against	Abstain	Withheld
2,460,160	7,853	4,492	0

Total shares issued and outstanding on record date: 3,967,836

Compensation.

The following table sets forth the aggregate compensation paid to all Fund directors for the six-month period ended June 30, 2023. Directors’ fees are only payable to directors who are not officers of the Fund or affiliated with the Advisor.  For 2023, Fund directors who are entitled to receive directors’ fees, received an annual retainer of $12,000, paid quarterly, together with $1,250, paid quarterly, for service on the Audit Committee.  The Audit Committee Chairman received an additional $750 annual retainer, paid quarterly.  Directors who are “interested persons” of the Fund are not entitled to receive directors’ fees.

Directors are reimbursed for out-of-pocket expenses in connection with attending Board meetings.

Luke E. Sims and David C. Sims, who are deemed to be Interested Persons of the Fund, are not entitled to receive directors’ fees from the Fund.

No Fund officer receives compensation in his capacity as an officer of the Fund.  Fund officers are: Luke E. Sims, President and Chief Executive Officer; and David C. Sims, Chief Financial Officer, Chief Compliance Officer, Treasurer, Secretary and Director.  Robert M. Bilkie, Jr. is the Fund’s Chairman, which is not an executive officer position.

Sims Capital Management LLC (“SCM”), the investment advisor for the Fund, was paid $150,457 by the Fund in the six months ended June 30, 2023.  SCM is 50% owned by Luke E. Sims, the President, CEO and a Director of the Fund, as well as an owner of more than five percent of the Fund’s outstanding shares.  David C. Sims, the Fund’s Vice-President, Chief Financial Officer, Chief Compliance Officer, Treasurer, Secretary and Director, owns the remaining 50% of SCM.

The Fund is not part of a mutual fund complex.

Directors who are “interested persons” of the Fund:

Name, Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as part of Fund Expenses	Estimated Annual Benefits upon Retirement to Directors	Total Compensation from Fund and Complex paid

David C. Sims, VP, CFO, CCO, Treasurer, Secretary, and Director	None	None	None	None

Luke E. Sims, Director, President, CEO	None	None	None	None

Directors who are not Interested Persons of the Fund:

Name, Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as part of Fund Expenses	Estimated Annual Benefits upon Retirement to Directors	Total Compensation from Fund and Complex paid

Jason W. Allen, Director	$6,000	None	None	$6,000

Robert M. Bilkie, Jr., Director	$6,000	None	None	$6,000

Phillip J. Hanrahan, Director	$6,625	None	None	$6,625

Carl A. Holth, Director	$6,625	None	None	$6,625

Anne M. Nichols, Director	$6,000	None	None	$6,000

Donald G. Tyler, Director	$6,625	None	None	$6,625

Neal F. Zalenko, Director	$7,000	None	None	$7,000

Board of Directors

Jason W. Allen Director Fox Point, WI	Robert M. Bilkie, Jr. Chairman of the Board Northville, MI	Phillip J. Hanrahan Director Whitefish Bay, WI

Carl A. Holth Director Dearborn, MI	Anne M. Nichols Director Huntington Woods, MI	Luke E. Sims President & CEO Milwaukee, WI

David C. Sims VP, Treasurer, CFO, CCO Secretary & Director Milwaukee, WI	Donald G. Tyler Director Whitefish Bay, WI	Neal F. Zalenko Director Birmingham, MI

Shareholder Information

Trading.   Fund shares trade under the symbol GRF on the NYSE American exchange.  The Fund has opted into the Maryland Control Share Acquisition Act.

Fund Stock Repurchases.   The Fund is authorized to repurchase its shares in the open market, in private transactions or otherwise, at a price or prices reasonably related to the then prevailing market price.  The Fund has authorized repurchases up to 1,000,000 shares, with 907,029 shares remaining under its current authorization.

Dividend Reinvestment and Cash Purchase Plan.   By participating in the Fund’s Dividend Reinvestment and Cash Purchase Plan (“Plan”), you can automatically reinvest your cash dividends in additional Fund shares without paying brokerage commissions.   A copy of the plan is included earlier in the Annual Report.
Alternatively, you can secure a copy of the Plan from the Fund’s website (www.eaglecapitalgrowthfund.com) or by contacting Equiniti Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219, telephone number (877) 739-9994.

Dividend Checks/Stock Certificates/Address Changes/Etc.   If you have a question about lost or misplaced dividend checks or stock certificates, have an address change to report, or have a comparable shareholder issue or question, please contact the Fund’s transfer agent, Equiniti Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219, telephone number (877) 739-9994.

Proxy Voting.   The Fund typically votes by proxy the shares of portfolio companies.   If you’d like information about the policies and procedures that the Fund follows in voting, or how the Fund has voted on a particular issue or matter during the most recent 12-month period ended June 30, you can get that information (Form N-PX) from the SEC’s website (www.sec.gov) or the Fund’s website (www.eaglecapitalgrowthfund.com), or by calling the Fund at (414) 765-1107 (collect) or by sending an e-mail request (to dave@simscapital.com).

Fund Privacy Policy/Customer Privacy Notice (January 1, 2023).   We collect nonpublic personal information about you from the following sources:  (i) information we receive from you on applications or other forms and (ii) information about your transactions with us or others.   We do not disclose any nonpublic personal information about you to anyone, except as permitted by law, and as follows.   We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.   If you decide to close your account(s) or no longer be a shareholder of record, we will adhere to the privacy policies and practices as described in this notice.   We restrict access to your personal and account information to those employees who need to know that information to provide services to you.  We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.  In this notice, the term “we” refers to the Fund, Eagle Capital Growth Fund, Inc.

Additional Information.   The Fund files a complete schedule of its portfolio holdings monthly with the Securities and Exchange Commission (SEC) on Form N-PORT, with the first and third calendar quarter available to the investing public generally.   You can obtain copies of these public filings, and other information about the Fund, from the SEC’s website (www.sec.gov), from the Fund’s website (www.eaglecapitalgrowthfund.com), or by calling the Fund at (414) 765-1107.   The Fund’s public forms can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and you can obtain information about the operation of the SEC’s Public Reference Room by calling the SEC at (800) 732-0330.

Electronic Distribution of Shareholder Reports and Other Communications.   If you’d like to receive copies of the Fund’s annual report, semiannual report, proxy statement, press releases and other comparable communications electronically, please provide your e-mail address to dave@simscapital.com.  By providing your e-mail address to the Fund, you are consenting to the Fund sending the identified materials to you by e-mail.

General Inquiries.   If you have a question or comment on any matter not addressed above, please contact the Fund at: Eagle Capital Growth Fund, Inc., 225 East Mason Street, Suite 802, Milwaukee, WI 53202-3657, telephone number (414) 765-1107, or the Fund’s investment advisor, Sims Capital Management LLC (dave@simscapital.com).

ITEM 2.	CODE OF ETHICS

The Fund has adopted a Code of Ethics that applies to the Fund’s principal executive officer, principal financial officer, and others performing similar duties. A copy of the Code of Ethics is not required for the semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required for the semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required for the semi-annual report.

ITEM 6.	INVESTMENTS

The Fund’s investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES

Not required for the semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)          Not required for the semi-annual report.

(b)          There have been no changes to the Fund’s Portfolio Managers.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The Fund’s principal executive office and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) within 90 days of this filing and have concluded, based on such evaluation, that the Fund’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the Fund in this Form N-CSRS was recorded, organized, and reported within the time period specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes to the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund neither lent any securities this year nor received any income related to securities lending.

ITEM 13.	EXHIBITS.

(A)(1) Not applicable.

(A)(2)(i) Certification of principal executive officer as required by Rule 30a-2(a) under the Act, — attached hereto as Exhibit 99.1.

(A)(2)(ii) Certification of principal financial officer as required by Rule 30a-2(a) under the Act, — attached hereto as Exhibit 99.2.

(A)(2)(iii) Results of shareholder meeting--- attached hereto as Exhibit 99.77C.

(A)(2)(iv) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to section 906 of the Sarbanes-Oxley act of 2002, — attached hereto as Exhibit 99.906 CERT .